Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) (USD $)	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended
	Mar. 19, 2014	Dec. 05, 2013 T	Dec. 31, 2014	Dec. 16, 2013 T	Feb. 06, 2014 T	Dec. 31, 2012	Jun. 20, 2014	Jun. 16, 2014	Jun. 11, 2014	Jun. 06, 2014	Feb. 14, 2014
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Business Combination, Consideration Transferred	$ 43,333,000
Payments to Acquire Businesses, Gross	2,500
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	5,833,214
Share Price (in Dollars per share)			$ 2					$ 2.11	$ 1.85	$ 2.00
Hull S418 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton)	39,000	39,000
Vessel Acquisition Purchase Price	7,000,000	35,000,000
Vessel Acquisition Deposit		7,000,000
AdvancesForVesselsAcquisitionsUnderConstruction,Installment			7,825,000
Capitalized Expenses for Vessel Acquisitions Under Construction			430,000
Hull S407 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton)	50,000			50,000
Vessel Acquisition Purchase Price				37,000,000
Vessel Acquisition Deposit				7,400,000	7,400,000
AdvancesForVesselsAcquisitionsUnderConstruction,Installment			8,050,000
Capitalized Expenses for Vessel Acquisitions Under Construction			894,000
Hull S406 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton)					50,000
Vessel Acquisition Purchase Price					38,250,000		38,250,000
Capitalized Expenses for Vessel Acquisitions Under Construction						707,000
MTEShips Taweelah [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Vessel Acquisition Deposit											3,500,000
Payment to Purchase of Vessel							27,350,000
Hull S418 and Hull S 407 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Vessel Acquisition Purchase Price	14,693,000
Share Capital Percentage	100.00%
Hull S414 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton)	50,000
Vessel Acquisition Purchase Price	10,990,000
Share Capital Percentage	100.00%
AdvancesForVesselsAcquisitionsUnderConstruction,Installment			4,590,000
Capitalized Expenses for Vessel Acquisitions Under Construction			10,000
Hull S417 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton)	50,000
Vessel Acquisition Purchase Price	10,820,000
Share Capital Percentage	100.00%
AdvancesForVesselsAcquisitionsUnderConstruction,Installment			4,622,000
Capitalized Expenses for Vessel Acquisitions Under Construction			9,000
Hull S419 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton)	39,000
Vessel Acquisition Purchase Price	6,830,000
Share Capital Percentage	100.00%
AdvancesForVesselsAcquisitionsUnderConstruction,Installment			7,825,000
Capitalized Expenses for Vessel Acquisitions Under Construction			120,000
Hull S407,S414,S417,S418 and S419 [Member] | Right to Buy Back Shares [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Share Price (in Dollars per share)			$ 8.40
Hull S407,S414,S417,S418 and S419 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
AdvancesForVesselsAcquisitionsUnderConstruction,Installment			32,912,000
Capitalized Expenses for Vessel Acquisitions Under Construction			1,463,000
Right to Buy Back Shares (in Shares)			2,046,342
Follow-On Offering [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Application of Follow on Proceeds							7,225,000
Alpha Bank [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Debt Instrument, Face Amount							$ 20,125,000